Commitments and contingencies (Details 1) ¥ in Millions	12 Months Ended
Dec. 31, 2022 CNY (¥)
Investment Commitment
Capital commitments and Long-Term Debt Obligations
Investment commitments primarily related to capital contribution obligation	¥ 2,449
Capital commitments
Capital commitments and Long-Term Debt Obligations
Total commitments contracted but not yet reflected	¥ 10,744
Purchase Commitment | Total net revenues | Customer | Customer Concentration Risk
Capital commitments and Long-Term Debt Obligations
Concentration risk (as a percentage)	1.00%